CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018	May 31, 2017
Revenue	$ 2,372,790	$ 0	$ 5,529,053	$ 0	$ 0	$ 0
Cost of goods sold	1,438,424	0	3,245,035	0	0	0
Gross margin	934,366	0	2,284,018	0	0	0
Selling, general and administrative expenses	5,102,871	1,214,971	23,472,037	1,831,554	821,374	718,770
Startup costs	0	0	0	0	0	141,739
Professional fees	0	0	0	0	2,294,666	750,446
Total operating expenses	5,102,871	1,214,971	23,472,037	1,831,554	3,116,040	1,610,955
Operating loss	(4,168,505)	(1,214,971)	(21,188,019)	(1,831,554)	(3,116,040)	(1,610,955)
Other (income) expense:
Interest expense	662,961	1,434,314	2,999,630	2,316,145	4,709,940	2,571,171
Gain on settlement of debt	0	0	0	(3,480)	(3,480)	0
Loss on modification of related party debt	0	0	0	0	0	951,239
Loss on modification of debt	0	0	0	29,145	29,145	43,334
Loss on note exchange	0	0	0	404,082	404,082	0
Loss on extinguishment of debt	0	0	0	989,032	989,032	0
Prepayment Penalty	0	0	0	0	137,000	0
Change in fair value of derivative	0	(148,227)	0	25,863	195,725	(310,975)
Total other expense	662,961	1,286,087	2,999,630	3,760,787	6,461,444	3,254,769
Income (Loss) before income taxes	(4,831,466)	(2,501,058)	(24,187,649)	(5,592,341)	(9,577,484)	(4,865,724)
Income tax expense	0	0	0	0	0	0
Net income (loss)	$ (4,831,466)	$ (2,501,058)	$ (24,187,649)	$ (5,592,341)	$ (9,577,484)	$ (4,865,724)
Net income (loss) per share - basic (in Dollars per share)	$ (0.04)	$ (0.06)	$ (0.25)	$ (0.16)	$ (0.24)	$ (0.23)
Net income (loss) per share - diluted (in Dollars per share)	$ (0.04)	$ (0.06)	$ (0.25)	$ (0.16)	$ 0	$ 0
Weighted average shares outstanding - basic (in Shares)	124,346,650	39,126,944	95,132,835	35,654,299	39,224,613	20,778,785
Weighted average shares outstanding - diluted (in Shares)	124,346,650	39,126,944	95,132,835	35,654,299	0	0